Financial Instruments-risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments-risk management
Schedule of capital structure balance

Amounts in US$‘000	2024	2023
Total Equity	203,291	176,020
Net Debt (a)	389,583	367,945
Working capital (b)	61,438	39,184
a)	Calculated as total debt, including ‘current and non-current borrowings’ as shown in the Consolidated Statement of Financial Position, plus the prepayment received from Vitol (see Note 30.1), less cash and cash equivalents.
b)	Calculated as ‘current assets’ less ‘current liabilities’.